Financial instruments - Price Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Price Risk
Disclosure of credit risk exposure [abstract]
Bitcoin held	$ 0	$ 0